Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [line items]
Trade receivables	₽ 21,262	₽ 24,039
Less allowance for expected credit losses on trade receivables	(6,200)	(6,749)
Total trade receivables, net	15,062	17,290
Other receivables	2,933	3,410
Less allowance for expected credit losses on other receivables	(2,655)	(3,088)
Total other receivables, net	278	322
Total accounts receivable, net	15,340	17,612
Domestic customers [member]
Trade and other receivables [line items]
Trade receivables	18,251	19,037
Foreign customers [member]
Trade and other receivables [line items]
Trade receivables	₽ 3,011	₽ 5,002